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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               ----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          111 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      May 7, 2001
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          57
                                          --------------------------
 Form 13F Information Table Value Total:      $598,481 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     3/31/2001
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101  $     6,893     810,950  SH      SOLE                   810,950      xZ
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $    21,282   1,057,466  SH      SOLE                 1,057,466
AMERICAN EXPRESS                COMMON STOCK  025816109  $     5,620     136,068  SH      SOLE                   136,068
AMERICAN POWER CONVERSION       COMMON STOCK  029066107  $    11,501     892,195  SH      SOLE                   892,195
BANKNORTH GROUP INC.            COMMON STOCK  06646R107  $    18,787     945,258  SH      SOLE                   945,258
BERKSHIRE HATHAWAY A            COMMON STOCK  084670108  $    22,973         351  SH      SOLE                       351
BERKSHIRE HATHAWAY B            COMMON STOCK  084670207  $     4,733       2,175  SH      SOLE                     2,175
BRISTOL MYERS SQUIBB            COMMON STOCK  110122108  $       229       3,850  SH      SOLE                     3,850
BROWN AND BROWN                 COMMON STOCK  115236101  $    23,452     688,760  SH      SOLE                   688,760
C COR. NET CORP                 COMMON STOCK  125010108  $     4,956     741,150  SH      SOLE                   741,150
CSS INDUSTRIES INC              COMMON STOCK  125906107  $     8,701     398,206  SH      SOLE                   398,206
CHAPTER ONE FINI INC            COMMON STOCK  160903100  $       277       9,797  SH      SOLE                     9,797
CITIGROUP INC.                  COMMON STOCK  172967101  $     5,148     114,441  SH      SOLE                   114,441
CLARCOR                         COMMON STOCK  179895107  $       240      10,399  SH      SOLE                    10,399
COGNEX CORPORATION              COMMON STOCK  192422103  $     3,275     132,325  SH      SOLE                   132,325
CONMED CORPORATION              COMMON STOCK  207410101  $    20,873   1,087,844  SH      SOLE                 1,087,844
COTTON STS LIFE INS CO          COMMON STOCK  221774102  $       172      12,187  SH      SOLE                    12,187
FRANKLIN RESOURCES              COMMON STOCK  354613101  $    12,758     326,219  SH      SOLE                   326,219
GENERAL ELECTRIC                COMMON STOCK  369604103  $       763      18,223  SH      SOLE                    18,223
H & R BLOCK                     COMMON STOCK  093671105  $    22,337     446,200  SH      SOLE                   446,200
HICKORY TECH CORP               COMMON STOCK  429060106  $       245      16,500  SH      SOLE                    16,500
IDEX CORP                       COMMON STOCK  45167R104  $    22,768     785,649  SH      SOLE                   785,649
INTERNATIONAL SPEEDWAY CORP.    COMMON STOCK  460335201  $     5,742     154,930  SH      SOLE                   154,930
KAYDON CORPORATION              COMMON STOCK  486587108  $    35,971   1,333,257  SH      SOLE                 1,333,257
LABOR READY INC.                COMMON STOCK  505401208  $       688     218,350  SH      SOLE                   218,350
LANDAUER INC.                   COMMON STOCK  51476K103  $     2,916     139,600  SH      SOLE                   139,600
LITTLEFUSE INC.                 COMMON STOCK  537008104  $     4,527     180,190  SH      SOLE                   180,190
M & T BANK CORP.                COMMON STOCK  55261F104  $    15,638     223,725  SH      SOLE                   223,725
MARKEL CORP.                    COMMON STOCK  570535104  $     1,504       8,045  SH      SOLE                     8,045
MARTIN MARIETTA MATERIALS       COMMON STOCK  573284106  $     2,312      54,150  SH      SOLE                    54,150
McGRATH RENTCORP                COMMON STOCK  580589109  $       409      18,700  SH      SOLE                    18,700
MEREDITH CORP.                  COMMON STOCK  589433101  $    12,925     370,250  SH      SOLE                   370,250
MOCON INC. COM                  COMMON STOCK  607494101  $     2,800     430,799  SH      SOLE                   430,799
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $    16,360     884,322  SH      SOLE                   884,322
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106  $     1,789     111,840  SH      SOLE                   111,840
NORTH FORK BANCORPORATION       COMMON STOCK  659424105  $     8,669     334,050  SH      SOLE                   334,050
ONEIDA LTD. COM                 COMMON STOCK  682505102  $       197      12,337  SH      SOLE                    12,337
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $    22,451     732,015  SH      SOLE                   732,015
REGAL BELOIT, INC.              COMMON STOCK  758750103  $    10,661     640,327  SH      SOLE                   640,327
RENAL CARE GROUP INC.           COMMON STOCK  759930100  $     1,590      59,300  SH      SOLE                    59,300
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $    24,130   1,253,490  SH      SOLE                 1,253,490
SCP POOL CORPORATION            COMMON STOCK  784028102  $     1,157      35,600  SH      SOLE                    35,600
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $    28,150   2,506,650  SH      SOLE                 2,506,650
SOUTHTRUST CORP.                COMMON STOCK  844730101  $    12,370     270,384  SH      SOLE                   270,384
STATE STREET CORP.              COMMON STOCK  857477103  $       243       2,600  SH      SOLE                     2,600
TENNANT COMPANY                 COMMON STOCK  880345103  $    12,132     287,150  SH      SOLE                   287,150
TRICON GLOBAL RESTAURANTS       COMMON STOCK  895953107  $     8,300     217,325  SH      SOLE                   217,325
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $    21,680   1,683,869  SH      SOLE                 1,683,869
US BANCORP                      COMMON STOCK  902973304  $    10,478     451,640  SH      SOLE                   451,640
UNUMPROVIDENT CORP.             COMMON STOCK  91529Y106  $       235       8,036  SH      SOLE                     8,036
WADDELL & REED FINL CL A        COMMON STOCK  930059100  $     3,969     140,015  SH      SOLE                   140,015
WADDELL & REED FINL CL B        COMMON STOCK  930059209  $     3,839     135,075  SH      SOLE                   135,075
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $    19,932     378,942  SH      SOLE                   378,942
WHITE MOUNTAIN INSURANCE GROUP  COMMON STOCK  G9618E107  $    62,554     190,423  SH      SOLE                   190,423
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106  $     4,700     11,1575  SH      SOLE                   11,1575
ZEBRA TECHNOLOGIES CORP CL A    COMMON STOCK  989207105  $    14,825     388,865  SH      SOLE                   388,865
CEDAR FAIR L.P.                 LP            150185106  $     4,652     209,550  SH      SOLE                   209,550

TOTAL                                                    $   598,481

